Janus Henderson Small Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
July 31, 2025

Shares/
Principal Amounts Value
Common Stocks - 100 .0%
Automobile Components - 2 .4%
Modine Manufacturing Co.* 13,170 $ 1,772,155
Visteon Corp.* 24,540 2,727,621
4,499,776
Banks - 1 .4%
First Bancorp 131,083 2,730,459
Biotechnology - 9 .9%
ADMA Biologics, Inc.* 79,385 1,484,500
Alkermes plc* 81,584 2,161,160
ARS Pharmaceuticals, Inc.* 44,558 787,785
Aurinia Pharmaceuticals, Inc.* 160,262 1,481,622
Catalyst Pharmaceuticals, Inc.* 131,334 2,801,354
Halozyme Therapeutics, Inc.* 73,898 4,431,663
Keros Therapeutics, Inc.* 148,113 2,120,978
Kura Oncology, Inc.* 276,013 1,669,879
Protagonist Therapeutics, Inc.* 14,369 773,914
Puma Biotechnology, Inc.* 365,642 1,137,147
18,850,002
Building Products - 1 .5%
Griffon Corp. 17,712 1,439,454
Janus International Group, Inc.* 168,623 1,445,099
2,884,553
Capital Markets - 4 .9%
Artisan Partners Asset Management, Inc. - Class A 70,222 3,177,546
Hamilton Lane, Inc. - Class A 18,093 2,755,564
Victory Capital Holdings, Inc. - Class A 47,565 3,277,704
9,210,814
Construction & Engineering - 8 .4%
Argan, Inc. 13,545 3,318,254
IES Holdings, Inc.* 7,122 2,514,565
Limbach Holdings, Inc.* 4,391 601,567
MYR Group, Inc.* 3,287 636,034
Primoris Services Corp. 42,106 3,965,122
Sterling Infrastructure, Inc.* 18,626 4,984,131
16,019,673
Consumer Finance - 2 .5%
Dave, Inc.* 6,962 1,641,640
FirstCash Holdings, Inc. 4,877 650,055
World Acceptance Corp.* 15,908 2,502,646
4,794,341
Consumer Staples Distribution & Retail - 1 .4%
Sprouts Farmers Market, Inc.* 17,237 2,612,095
Diversified Consumer Services - 4 .9%
Adtalem Global Education, Inc.* 18,426 2,105,539
Frontdoor, Inc.* 60,828 3,558,438
Laureate Education, Inc.* 111,126 2,511,448
Stride, Inc.* 9,457 1,212,671
9,388,096
Electrical Equipment - 4 .1%
American Superconductor Corp.* 22,709 1,291,007
Array Technologies, Inc.* 99,486 646,659
Atkore, Inc. 43,777 3,371,705
NEXTracker, Inc. - Class A* 14,693 856,014
Powell Industries, Inc.
#
4,962 1,176,490

Janus Henderson Small Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
July 31, 2025

Shares/
Principal Amounts Value
Common Stocks - (continued)
Electrical Equipment - (continued)
Shoals Technologies Group, Inc. - Class A* 88,242 $ 475,624
7,817,499
Electronic Equipment, Instruments & Components - 6 .6%
Badger Meter, Inc. 12,723 2,401,594
Fabrinet* 11,196 3,624,481
Itron, Inc.* 23,541 2,931,796
Napco Security Technologies, Inc. 101,474 3,098,001
OSI Systems, Inc.* 2,383 526,667
12,582,539
Energy Equipment & Services - 0 .8%
Tidewater, Inc.* 29,142 1,457,391
Entertainment - 0 .1%
LiveOne, Inc.* 256,895 168,061
Financial Services - 5 .3%
EVERTEC, Inc. 82,359 2,977,278
Federal Agricultural Mortgage Corp. - Class C 13,871 2,389,557
NCR Atleos Corp.* 39,514 1,209,128
Rocket Cos., Inc. - Class A
#
142,445 2,103,913
Sezzle, Inc.* 9,478 1,467,574
10,147,450
Food Products - 1 .1%
Cal-Maine Foods, Inc. 18,296 2,033,417
Health Care Equipment & Supplies - 1 .1%
Alphatec Holdings, Inc.* 42,321 447,756
Lantheus Holdings, Inc.* 14,821 1,055,107
TransMedics Group, Inc.* 4,406 524,182
2,027,045
Health Care Providers & Services - 3 .5%
Community Health Systems, Inc.* 320,932 834,423
Concentra Group Holdings Parent, Inc. 105,966 2,116,141
Guardant Health, Inc.* 23,834 976,718
Hims & Hers Health, Inc.* 27,346 1,809,758
Progyny, Inc.* 34,530 811,800
6,548,840
Health Care Technology - 0 .9%
LifeMD, Inc.* 58,279 606,684
OptimizeRx Corp.* 53,328 672,999
Schrodinger, Inc.* 24,041 488,754
1,768,437
Hotels, Restaurants & Leisure - 1 .6%
Cheesecake Factory, Inc. (The)
#
19,545 1,249,121
Target Hospitality Corp.* 228,550 1,734,694
2,983,815
Household Durables - 1 .7%
Cricut, Inc. - Class A 141,582 693,752
Tri Pointe Homes, Inc.* 81,795 2,519,286
3,213,038
Insurance - 4 .6%
HCI Group, Inc. 13,582 1,902,023
Oscar Health, Inc. - Class A
#
,* 49,984 702,275
Palomar Holdings, Inc.* 20,029 2,653,642
Root, Inc. - Class A* 3,817 461,972
Skyward Specialty Insurance Group, Inc.* 45,349 2,293,753

Janus Henderson Small Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
July 31, 2025

Shares/
Principal Amounts Value
Common Stocks - (continued)
Insurance - (continued)
Universal Insurance Holdings, Inc. 33,553 $ 793,193
8,806,858
Interactive Media & Services - 3 .4%
EverQuote, Inc. - Class A* 37,470 921,387
fuboTV, Inc.* 182,152 724,965
Grindr, Inc.* 85,759 1,499,067
MediaAlpha, Inc. - Class A* 153,949 1,542,569
Yelp, Inc. - Class A* 53,129 1,829,232
6,517,220
Leisure Products - 0 .9%
Peloton Interactive, Inc. - Class A* 238,906 1,705,789
Life Sciences Tools & Services - 0 .5%
Niagen Bioscience, Inc.* 96,088 898,423
Machinery - 5 .0%
Blue Bird Corp.* 13,523 605,695
Chart Industries, Inc.* 7,886 1,567,973
Douglas Dynamics, Inc. 27,325 781,495
Federal Signal Corp. 32,008 4,051,253
Mayville Engineering Co., Inc.* 35,376 593,256
SPX Technologies, Inc.* 3,503 638,912
Taylor Devices, Inc.* 9,470 427,097
Watts Water Technologies, Inc. - Class A 3,069 805,060
9,470,741
Media - 0 .3%
Ibotta, Inc. - Class A* 13,624 495,232
Metals & Mining - 0 .6%
Carpenter Technology Corp. 4,846 1,208,544
Oil, Gas & Consumable Fuels - 1 .6%
Centrus Energy Corp. - Class A
#
,* 10,200 2,197,080
Dorian LPG Ltd. 31,717 913,132
3,110,212
Personal Care Products - 0 .3%
Beauty Health Co. (The)* 364,302 561,025
Pharmaceuticals - 1 .2%
Collegium Pharmaceutical, Inc.* 18,547 553,813
Corcept Therapeutics, Inc.* 26,638 1,789,275
2,343,088
Professional Services - 1 .7%
Legalzoom.com, Inc.* 76,186 684,912
TriNet Group, Inc. 36,639 2,484,491
3,169,403
Retail REITs - 1 .7%
Alexander's, Inc. 12,789 3,212,469
Semiconductors & Semiconductor Equipment - 2 .9%
Axcelis Technologies, Inc.* 47,544 3,218,254
Rambus, Inc.* 31,797 2,350,752
5,569,006
Software - 8 .4%
ACI Worldwide, Inc.* 18,626 792,723
Appian Corp. - Class A* 87,217 2,408,061
BlackLine, Inc.* 21,566 1,159,820
Clear Secure, Inc. - Class A 85,514 2,514,967
Commvault Systems, Inc.* 20,700 3,931,965

Janus Henderson Small Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
July 31, 2025

Shares/
Principal Amounts Value
Common Stocks - (continued)
Software - (continued)
InterDigital, Inc. 5,061 $ 1,306,750
Mitek Systems, Inc.* 56,164 506,599
Qualys, Inc.* 20,406 2,715,426
Rapid7, Inc.* 29,401 620,949
15,957,260
Textiles, Apparel & Luxury Goods - 1 .0%
Kontoor Brands, Inc. 9,122 507,731
Rocky Brands, Inc. 26,677 697,870
Wolverine World Wide, Inc. 32,717 738,750
1,944,351
Trading Companies & Distributors - 1 .8%
Global Industrial Co. 62,018 2,112,333
Hudson Technologies, Inc.* 137,335 1,289,576
3,401,909
Total Common Stocks (cost 175,400,078) 190,108,871
Investment Companies - 0 .1%
Money Market Funds - 0 .1%
Janus Henderson Cash Liquidity Fund LLC, 4.3597%
£,∞
(cost $110,776) 110,757 110,779
Investments Purchased with Cash Collateral from Securities Lending - 2 .7%
Investment Companies - 2 .2%
Janus Henderson Cash Collateral Fund LLC, 4.2961%
£,∞
4,176,726 4,176,726
Time Deposits - 0 .5%
Royal Bank of Canada, 4.3100%, 8/1/25 $ 1,044,181 1,044,181
Total Investments Purchased with Cash Collateral from Securities Lending
(cost $5,220,907) 5,220,907
Total Investments (total cost $ 180,731,761 ) - 102 .8% 195,440,557
Liabilities, net of Cash, Receivables and Other Assets - (2.8%) (5,258,947)
Net Assets - 100.0% $190,181,610
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 180,966,490 92 .6%
Puerto Rico 5,707,737 2 .9
Thailand 3,624,481 1 .8
Ireland 2,161,160 1 .1
Singapore 1,499,067 0 .8
Canada 1,481,622 0 .8
Total $195,440,557 100 .0%

Janus Henderson Small Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
July 31, 2025

Schedule of Affiliated
Investments -
(% of Net Assets)
Affiliated
Investments,
at Value at
10/31/24 Purchases
Sales
Proceeds
Realized
Gain/(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Affiliated
Investments, at
Value at
7/31/25
............. Shares
Held at
7/31/25
Dividend
Income
Investment Company - 0.1%
Money Market Funds - 0.1%
Janus Henderson Cash
Liquidity Fund LLC,
4.3597%
∞
$ 34,349 $ 7,741,777 $ (7,665,347) $ (3) $ 3 $ 110,779 110,757 $ 6,678
Investments Purchased
with Cash Collateral from
Securities Lending - 2.8%
Investment Companies - 2.2%
Janus Henderson Cash
Collateral Fund LLC,
4.2961%
∞
2,190,402 54,386,337 (52,400,013) – – 4,176,726 4,176,726 11,009
Δ
Total Affiliated Investments
- 2.3% $2,224,751 $62,128,114 $(60,065,360) $(3) $3 $4,287,505 $17,687

Janus Henderson Small Cap Growth Alpha ETF
Notes to Schedule of Investments and Other Information
(unaudited)
July 31, 2025

LLC Limited Liability Company
plc Public Limited Company
REIT Real Estate Investment Trust
* Non-income producing security.
# Loaned security; a portion of the security is on loan at July 31, 2025.
∞ Rate shown is the 7-day yield as of July 31, 2025.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
Δ Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of July 31, 2025 . See Notes to Financial Statements for more information.
Valuation Inputs
Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Total
Assets
Investments in Securities:
Common Stocks $ 190,108,871 $ — $ — $ 190,108,871
Investment Companies — 110,779 — 110,779
Investments Purchased with Cash
Collateral from Securities Lending — 5,220,907 — 5,220,907
Total Assets $ 190,108,871 $ 5,331,686 $ — $ 195,440,557

Janus Henderson Small Cap Growth Alpha ETF

Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule
2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”).
Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-
lot position. The value of the securities of mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited

Janus Henderson Small Cap Growth Alpha ETF

to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of July 31, 2025 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
For additional information on the Fund, please refer to the Fund's most recent semiannual or annual financial statements.
125-35-70327 09-25